Pledged Assets - Summary of Pledged Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Pledged assets	$ 7,775,203	$ 6,118,586
Restricted cash and time deposit
Disclosure of financial assets [line items]
Pledged assets	7,100,069	5,397,240
Restricted time deposits
Disclosure of financial assets [line items]
Pledged assets	241,251	183,011
Guarantee deposits paid
Disclosure of financial assets [line items]
Pledged assets	$ 433,883	$ 538,335